Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Changes, net of tax, in accumulated other comprehensive income (loss) were as follows:

(dollars in millions)	Unrealized Gains (Losses) Available-for-Sale Securities	Retirement Plan Liabilities Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income (Loss)

Year Ended December 31, 2015
Balance at beginning of period	$12	$(13)	$4	$3
Other comprehensive loss before reclassifications	(18)	(6)	(4)	(28)
Reclassification adjustments from accumulated other comprehensive income (loss)	(8)	—	—	(8)
Balance at end of period	$(14)	$(19)	$—	$(33)

Year Ended December 31, 2014
Balance at beginning of period	$4	$20	$4	$28
Other comprehensive income (loss) before reclassifications	13	(33)	—	(20)
Reclassification adjustments from accumulated other comprehensive income	(5)	—	—	(5)
Balance at end of period	$12	$(13)	$4	$3

Year Ended December 31, 2013
Balance at beginning of period	$14	$8	$5	$27
Other comprehensive income (loss) before reclassifications	(8)	12	(1)	3
Reclassification adjustments from accumulated other comprehensive income	(2)	—	—	(2)
Balance at end of period	$4	$20	$4	$28

Reclassification adjustments from accumulated other comprehensive income (loss) to the applicable line item on our consolidated statements of operations were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Unrealized gains on available-for-sale securities:
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes	$12	$8	$3
Income tax effect	(4)	(3)	(1)
Reclassification from accumulated other comprehensive income (loss) to investment revenues, net of taxes	$8	$5	$2